Insurance Premium Financing (Additional Information) (Details) - USD ($)	1 Months Ended
	May 31, 2022	Dec. 31, 2022
Debt Instrument [Line Items]
Outstanding balance		$ 455,562
Finance Agreement | First Insurance Funding
Debt Instrument [Line Items]
Amount financed	$ 1,500,000
Interest rate	4.00%
Frequency of periodic payment	monthly
Monthly payment	$ 154,000
Maturity date	Mar. 31, 2023
Outstanding balance		$ 500,000